UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2009 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 97.4%
Consumer Discretionary 14.9%
Diversified Consumer Services 1.3%
Strayer Education, Inc. (a)	22,700	4,951,097
Hotels Restaurants & Leisure 2.9%
Burger King Holdings, Inc.	137,600	2,376,352
Darden Restaurants, Inc. (a)	185,000	6,101,300
Penn National Gaming, Inc.*	84,900	2,471,439

		10,949,091
Internet & Catalog Retail 1.3%
Priceline.com, Inc.* (a)	45,500	5,075,525
Specialty Retail 8.6%
Advance Auto Parts, Inc.	108,700	4,509,963

American Eagle Outfitters, Inc.	375,000	5,313,750
Children's Place Retail Stores, Inc.* (a)	204,500	5,404,935
Guess?, Inc. (a)	220,300	5,679,334
Tiffany & Co. (a)	141,700	3,593,512
Urban Outfitters, Inc.* (a)	404,000	8,431,480

		32,932,974
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.* (a)	44,400	3,119,988
Consumer Staples 3.8%
Household Products 1.3%
Church & Dwight Co., Inc. (a)	94,600	5,137,726
Personal Products 2.5%
Chattem, Inc.*	42,200	2,873,820
Herbalife Ltd.	207,900	6,557,166

		9,430,986
Energy 10.3%
Energy Equipment & Services 2.5%
Cameron International Corp.*	158,200	4,477,060
FMC Technologies, Inc.* (a)	131,500	4,941,770

		9,418,830
Oil, Gas & Consumable Fuels 7.8%
Alpha Natural Resources, Inc.* (a)	146,600	3,851,182
Concho Resources, Inc.*	119,700	3,434,193
Petrohawk Energy Corp.* (a)	258,600	5,766,780
Range Resources Corp. (a)	137,900	5,710,439
Southwestern Energy Co.*	171,100	6,647,235
Ultra Petroleum Corp.* (a)	116,800	4,555,200

		29,965,029
Financials 7.6%
Capital Markets 6.5%
Jefferies Group, Inc.*	89,900	1,917,567
Lazard Ltd. "A"	151,900	4,089,148
Legg Mason, Inc. (a)	133,600	3,257,168
T. Rowe Price Group, Inc. (a)	116,400	4,850,388
TD Ameritrade Holding Corp.*	296,500	5,200,610
Waddell & Reed Financial, Inc. "A" (a)	204,600	5,395,302

		24,710,183
Diversified Financial Services 1.1%
MSCI, Inc. "A"* (a)	172,102	4,206,173
Health Care 14.5%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	75,100	3,088,112
BioMarin Pharmaceutical, Inc.*	137,800	2,151,058
Myriad Genetics, Inc.*	109,200	3,892,980
Myriad Pharmaceuticals, Inc.*	28,075	130,549

		9,262,699
Health Care Equipment & Supplies 1.5%
Hologic, Inc.*	232,700	3,311,321
Thoratec Corp.*	94,300	2,525,354

		5,836,675

Health Care Providers & Services 2.7%
AMERIGROUP Corp.* (a)	100,600	2,701,110
Laboratory Corp. of America Holdings* (a)	68,800	4,663,952
MEDNAX, Inc.*	72,000	3,033,360

		10,398,422
Health Care Technology 0.8%
Cerner Corp.*	48,800	3,039,752
Life Sciences Tools & Services 5.1%
Covance, Inc.* (a)	78,600	3,867,120
Illumina, Inc.* (a)	107,300	4,178,262
Life Technologies Corp.*	104,000	4,338,880
Pharmaceutical Product Development, Inc.	132,500	3,076,650
QIAGEN NV*	203,200	3,777,488

		19,238,400
Pharmaceuticals 2.0%
Mylan, Inc.* (a)	572,200	7,467,210
Industrials 17.0%
Aerospace & Defense 0.6%
Curtiss-Wright Corp.	78,200	2,324,886
Commercial Services & Supplies 1.2%
Stericycle, Inc.* (a)	86,400	4,452,192
Construction & Engineering 1.9%
Aecom Technology Corp.* (a)	123,300	3,945,600
Quanta Services, Inc.*	153,800	3,557,394

		7,502,994
Electrical Equipment 4.4%
First Solar, Inc.*	38,900	6,306,468
General Cable Corp.*	148,000	5,561,840
Roper Industries, Inc.	109,400	4,956,914

		16,825,222
Industrial Conglomerates 0.9%
McDermott International, Inc.*	164,200	3,334,902
Machinery 2.7%
Harsco Corp.	130,100	3,681,830
Joy Global, Inc. (a)	122,100	4,361,412
Terex Corp.* (a)	181,800	2,194,326

		10,237,568
Professional Services 3.6%
FTI Consulting, Inc.* (a)	69,100	3,504,752
Huron Consulting Group, Inc.* (a)	87,000	4,022,010
Robert Half International, Inc. (a)	273,100	6,450,622

		13,977,384
Road & Rail 1.7%
Genesee & Wyoming, Inc. "A"*	113,760	3,015,777
Knight Transportation, Inc. (a)	210,300	3,480,465

		6,496,242
Information Technology 19.8%
Communications Equipment 2.8%
F5 Networks, Inc.* (a)	154,700	5,351,073
Juniper Networks, Inc.* (a)	222,800	5,258,080

		10,609,153

Electronic Equipment, Instruments & Components 1.2%
Itron, Inc.* (a)	86,500	4,763,555
Internet Software & Services 1.9%
Omniture, Inc.* (a)	241,100	3,028,216
VeriSign, Inc.* (a)	231,900	4,285,512

		7,313,728
IT Services 1.6%
Cognizant Technology Solutions Corp. "A"*	103,400	2,760,780
CyberSource Corp.* (a)	124,500	1,904,850
ManTech International Corp. "A"* (a)	32,500	1,398,800

		6,064,430
Semiconductors & Semiconductor Equipment 6.8%
Altera Corp. (a)	94,300	1,535,204
ARM Holdings PLC (ADR) (a)	363,600	2,170,692
ASML Holding NV (NY Registered Shares)	87,300	1,890,045
Broadcom Corp. "A"* (a)	297,500	7,375,025
Cavium Networks, Inc.* (a)	212,200	3,567,082
Marvell Technology Group Ltd.*	385,300	4,484,892
MEMC Electronic Materials, Inc.*	160,700	2,862,067
Xilinx, Inc. (a)	105,800	2,164,668

		26,049,675
Software 5.5%
Blackboard, Inc.*	145,600	4,202,016
BMC Software, Inc.*	54,600	1,844,934
Concur Technologies, Inc.* (a)	108,000	3,356,640
Electronic Arts, Inc.*	141,600	3,075,552
McAfee, Inc.*	106,800	4,505,892
Salesforce.com, Inc.* (a)	104,800	4,000,216

		20,985,250
Materials 6.7%
Chemicals 2.1%
Airgas, Inc. (a)	90,800	3,680,124
Intrepid Potash, Inc.* (a)	155,900	4,377,672

		8,057,796
Construction Materials 1.0%
Martin Marietta Materials, Inc. (a)	48,300	3,809,904
Containers & Packaging 1.3%
Owens-Illinois, Inc.*	182,700	5,117,427
Metals & Mining 2.3%
Gerdau Ameristeel Corp.	788,901	5,380,305
Kinross Gold Corp.	182,200	3,306,930

		8,687,235
Telecommunication Services 1.9%
Wireless Telecommunication Services
American Tower Corp. "A"* (a)	225,400	7,106,862
Utilities 0.9%
Electric Utilities
Allegheny Energy, Inc.	133,500	3,424,275

Total Common Stocks (Cost $369,305,128)		372,281,440
Exchange-Traded Fund 1.1%
Midcap SPDR Trust, Series 1 (a) (Cost $3,513,592)	38,454	4,045,361

Securities Lending Collateral 39.8%
Daily Assets Fund Institutional, 0.48% (b) (c) (Cost $152,085,513)	152,085,513	152,085,513
Cash Equivalents 1.0%
Cash Management QP Trust, 0.27% (b) (Cost $3,909,455)	3,909,455	3,909,455
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $528,813,688) †	139.3	532,321,769
Other Assets and Liabilities, Net	(39.3)	(150,137,619)

Net Assets	100.0	382,184,150

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†

The cost for federal income tax purposes was $528,813,688. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $3,508,081. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $46,822,302 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $43,314,221.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $146,835,263 which is 38.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(d)	$ 376,326,801	$ -	$ -	$ 376,326,801
Short-Term Investments(d)	152,085,513	3,909,455	-	155,994,968
Total	$ 528,412,314	$ 3,909,455	$ -	$ 532,321,769

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009